UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Pioneer Series Trust VII
     60 State Street
     Boston, MA 02109-1820

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Pioneer Global High Yield Fund Class A
     Pioneer Global High Yield Fund Class B
     Pioneer Global High Yield Fund Class C
     Pioneer Global High Yield Fund Class Y
     Pioneer Global High Yield Fund Class Z

3.   Investment Company Act File Number:  811-10395
     Securities Act File Number: 333-62166

4(a).Last day of fiscal year for which this notice is filed: October 31, 2007

4(b).__ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due

4(c).__ Check box if this is the last time the issuer will be filing this form.

5.   Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year pursuant to
           Section 24(f):                                    $1,460,754,310.10

     (ii)  Aggregate price of securities redeemed or repurchased during
           the fiscal year:                     $490,456,742.00

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
           Commission:                           $0

     (iv) Total available redemption credits [add
           Items 5(ii)and 5(iii):                               $490,456,742.00


     (v)   Net sales-if Item 5(i) is greater than Item 5(iv)[subtract Item 5(iv)
           from Item 5(i)]:                                     $970,297,568.10

     (vi) Redemption credits available for use in future years---if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:
           $0

     (vii) Multiplier for determining registration fee
           (See instruction C.9):                                  x .00003930

     (viii)Registration fee due [multiply Item 5(v) by
           Item 5(vii)](enter "0" if no fee is due):               = $38,132.69

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: None. If there are a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: None.

7.   Interest  due - if this Form is being filed more than 90
     days after the end of the issuer's fiscal year
     (See Instruction D):     N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $38,132.69

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 22, 2008

          Method of Delivery:

               __X___  Wire Transfer

               ______  Mail or other means

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By   /s/Christopher J. Kelley
             Christopher J. Kelley
             Assistant Secretary

     Date:  January 22, 2008